Income Taxes (Details) - Schedule of effective tax rate $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of effective tax rate [Abstract]
Income tax expense at statutory rate of 26.5%	$ 11,299
Increase in taxes resulting from:
Foreign rate differential	383
Prior year	(516)
Non-deductible expenses and other	12,996
Deferred tax asset previously not recognized	(3,655)
Total	$ 20,507